Loss Per Share - Schedule of Weighted-Average Number of Ordinary Shares (Basic) (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of shares
Issued ordinary shares at January 1	544,906,149	544,906,149	544,906,149
Weighted average number of ordinary shares (basic)	673,044,737	544,906,149	544,906,149
Issued August 14, 2024, due to fundraising [Member]
Number of shares
Issued	57,123,287
Issued August 14, 2024, due to The Social Proxy Transaction [Member]
Number of shares
Issued	71,015,301